Income Tax - Losses and credits available for offsetting future profit and taxes (Details) $ in Thousands	Jun. 30, 2021 USD ($)
State | June 30, 2024 - June 30, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	$ 1,090,281
Net operating loss, amount recognized	600
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	4,338
Net operating loss, amount recognized	0
Research and development carryforward | United States | June 30, 2030 - June 30, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	70,589
Tax credits, amounts recognized	651
Research and development carryforward | California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	37,299
Tax credits, amounts recognized	257
Research and development carryforward | Texas | June 30, 2036 - June 30, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	4,720
Tax credits, amounts recognized	4,720
Research and development carryforward | Poland | June 30,2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	728
Tax credits, amounts recognized	0
Capital loss carryforward | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	4,637
Tax credits, amounts recognized	0
Enterprise zone credits carryforward | State | June 30, 2020 - June 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	260
Tax credits, amounts recognized	2
Alternative minimum tax credit | India | March 30, 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	3,498
Tax credits, amounts recognized	3,498
Pre-2017 U.S. Tax Reform | United States | June 30, 2031 - December 30, 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	137,123
Net operating loss, amount recognized	266
Post-2017 U.S. Tax Reform | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	3,433,815
Net operating loss, amount recognized	$ 6,659